Income Tax - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 25, 2021	Mar. 31, 2020	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other current tax liabilities	€ 5,051	€ 0	€ 0
+ Income tax expense (benefit)	2,215	(428)	(576)
Deferred tax liabilities	602	767	1,193
Tax loss carry forwards	(450,679)	(483,356)	(384,471)
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Tax loss carried forward used to offset taxable profits	€ 33,700
Deferred tax liabilities	2,314	2,050	3,182			€ 2,049
Deferred tax assets	1,712	1,282	1,988
Tax losses for the period, unrecognised as deferred tax assets	0	28,603	25,274
Temporary difference from postemployments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	€ 216	€ 287	352
OCEANE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities				€ 4,400	€ 2,000
Temporary differences			€ 1,193